State Street SPDR Portfolio Intermediate Term Corporate Bond ETF Expense Example - State Street SPDR Portfolio Intermediate Term Corporate Bond ETF - State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51